Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	$ 585	$ 737
Work in progress	620	1,655
Finished goods	102	299
Inventories	$ 1,307	$ 2,691